Regulatory Requirements - Additional Information (Detail)	Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital ratio required by FSC	4.00%
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital ratio required by FSC	8.00%